Write-Downs of Long-Lived Assets - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Office Building USD ($) Location	Mar. 31, 2012 Office Building JPY (¥)	Mar. 31, 2011 Office Building JPY (¥) Location	Mar. 31, 2010 Office Building JPY (¥) Location	Mar. 31, 2012 Office Building Held for Sale [Member] USD ($) Location	Mar. 31, 2012 Office Building Held for Sale [Member] JPY (¥)	Mar. 31, 2012 Property, Plant and Equipment, Other Types USD ($)	Mar. 31, 2012 Property, Plant and Equipment, Other Types JPY (¥)	Mar. 31, 2011 Property, Plant and Equipment, Other Types JPY (¥)	Mar. 31, 2010 Property, Plant and Equipment, Other Types JPY (¥)	Mar. 31, 2012 Condominiums Held for Sale USD ($) Location	Mar. 31, 2012 Condominiums Held for Sale JPY (¥)	Mar. 31, 2011 Condominiums Held for Sale JPY (¥) Location	Mar. 31, 2010 Condominiums Held for Sale JPY (¥) Location	Mar. 31, 2012 Condominiums USD ($) Location	Mar. 31, 2012 Condominiums JPY (¥)	Mar. 31, 2011 Condominiums JPY (¥) Location	Mar. 31, 2012 Commercial Facilities Other Than Office USD ($) Location	Mar. 31, 2012 Commercial Facilities Other Than Office JPY (¥)	Mar. 31, 2011 Commercial Facilities Other Than Office JPY (¥) Location	Mar. 31, 2010 Commercial Facilities Other Than Office JPY (¥) Location	Mar. 31, 2012 Land Undeveloped Or Under Construction USD ($)	Mar. 31, 2012 Land Undeveloped Or Under Construction JPY (¥)	Mar. 31, 2011 Land Undeveloped Or Under Construction JPY (¥)	Mar. 31, 2010 Land Undeveloped Or Under Construction JPY (¥)	Mar. 31, 2012 Land Undeveloped Or Under Construction Held for Sale USD ($)	Mar. 31, 2012 Land Undeveloped Or Under Construction Held for Sale JPY (¥)
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	$ 246	¥ 20,246	¥ 20,310	¥ 9,483	$ 7	¥ 605	¥ 2,464	¥ 1,025	$ 13	¥ 1,055	$ 93	¥ 7,621	¥ 8,451	¥ 2,868	$ 13	¥ 1,108	¥ 1,353	¥ 2,451	$ 3	¥ 269	¥ 2,758	$ 5	¥ 385	¥ 5,284	¥ 1,461	$ 27	¥ 2,220	¥ 0	¥ 1,678	$ 85	¥ 6,983
Write-downs of long-lived assets	$ 185	¥ 15,167	¥ 17,400	¥ 6,977
Number of impaired assets					3	3	7	4	17	17					25	25	26	43	5	5	18	7	7	12	4